Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Subscription	$ 250,839	$ 196,858	$ 175,654
Platform-derived	156,274	159,108	96,738
Total revenue	407,113	355,966	272,392
Cost of revenue:
Subscription	(30,027)	(27,064)	(23,374)
Platform-derived	(38,818)	(27,320)	(7,849)
Total cost of revenue	(68,845)	(54,384)	(31,223)
Gross profit	338,268	301,582	241,169
Operating expenses:
Research and development	(60,885)	(55,485)	(35,008)
Sales and marketing	(96,382)	(92,198)	(76,933)
General and administrative	(70,902)	(73,491)	(60,710)
Total operating expenses	(228,169)	(221,174)	(172,651)
Operating income	110,099	80,408	68,518
Other income (expense):
Interest income	90	132	69
Interest and finance cost	(7,954)	(21,167)	(16,581)
Other, net	485	(1,904)	(592)
Other income and expense, net	(7,379)	(22,939)	(17,104)
Income before income taxes and loss from investment in equity affiliate	102,720	57,469	51,414
Income tax (provision) benefit	(39,006)	(11,141)	49,260
Loss from investment in equity affiliate, net of tax		(511)	(242)
Net income	63,714	45,817	100,432
Other comprehensive income (loss), net of tax
Currency translation gain (loss), net of taxes of $-, $(280) and $(308) for 2011, 2012 and 2013 respectively	(4,253)	2,234	(4,752)
Other comprehensive income (loss)	(4,253)	2,234	(4,752)
Comprehensive income	59,461	48,051	95,680
Earnings per share:
Net income	63,714	45,817	100,432
Preferred share dividends		(753)	(7,208)
Distributed and undistributed earnings to participating securities			(27,513)
Net income available to ordinary shareholders-basic	63,714	45,064	65,711
Net income available to ordinary shareholders-diluted	$ 63,714	$ 45,817	$ 65,711
Earnings per ordinary share-basic	$ 1.18	$ 0.86	$ 1.83
Earnings per ordinary share-diluted	$ 1.16	$ 0.84	$ 1.69
Weighted-average shares outstanding-basic	54,208,065	52,395,427	36,000,000
Weighted-average shares outstanding-diluted	54,710,704	54,308,518	38,974,953
Cash dividends declared per ordinary share			$ 4.53
Cash dividends declared per preferred share		$ 0.21	$ 5.13